Report of Independent Registered
Public Accounting Firm

To the Board of Managers and
Shareholders of Constitution Capital
Access Fund, LLC
In planning and performing our
audit of the consolidated financial
statements of Constitution Capital
Access Fund, LLC (the "Fund") as of
and for the year ended March 31,
2025, in accordance with the
standards of the Public Company
Accounting Oversight Board (United
States) (PCAOB), we considered the
Fund's internal control over
financial reporting, including
controls over safeguarding
securities, as a basis for designing
our auditing procedures for the
purpose of expressing our opinion
on the consolidated financial
statements and to comply with the
requirements of Form N-CEN, but
not for the purpose of expressing an
opinion on the effectiveness of the
Fund's internal control over
financial reporting. Accordingly, we
do not express an opinion on the
effectiveness of the Fund's internal
control over financial reporting.

The management of the Fund is
responsible for establishing and
maintaining effective internal
control over financial reporting. In
fulfilling this responsibility,
estimates and judgments by
management are required to assess
the expected benefits and related
costs of controls. A company's
internal control over financial
reporting is a process designed to
provide reasonable assurance
regarding the reliability of financial
reporting and the preparation of
consolidated financial statements
for external purposes in accordance
with generally accepted accounting
principles. A company's internal
control over financial reporting
includes those policies and
procedures that (1) pertain to the
maintenance of records that, in
reasonable detail, accurately and
fairly reflect the transactions and
dispositions of the assets of the
company; (2) provide reasonable
assurance that transactions are
recorded as necessary to permit
preparation of consolidated
financial statements in accordance
with generally accepted accounting
principles, and that receipts and
expenditures of the company are
being made only in accordance with
authorizations of management and
directors of the company; and (3)
provide reasonable assurance
regarding prevention or timely
detection of unauthorized
acquisition, use or disposition of a
company's assets that could have a
material effect on the consolidated
financial statements.

Because of its inherent limitations,
internal control over financial
reporting may not prevent or detect
misstatements. Also, projections of
any evaluation of effectiveness to
future periods are subject to the risk
that controls may become
inadequate because of changes in
conditions, or that the degree of
compliance with the policies or
procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does
not allow management or
employees, in the normal course of
performing their assigned functions,
to prevent or detect misstatements
on a timely basis. A material
weakness is a deficiency, or a
combination of deficiencies, in
internal control over financial
reporting, such that there is a
reasonable possibility that a
material misstatement of the
company's annual or interim
consolidated financial statements
will not be prevented or detected on
a timely basis.

Our consideration of the Fund's
internal control over financial
reporting was for the limited
purpose described in the first
paragraph and would not
necessarily disclose all deficiencies
in internal control over financial
reporting that might be material
weaknesses under standards
established by the PCAOB. However,
we noted no deficiencies in the
Fund's internal control over
financial reporting and its
operation, including controls over
safeguarding securities, that we
consider to be material weaknesses
as defined above as of March 31,
2025.

PricewaterhouseCoopers LLP, 101
Seaport Blvd., Suite 500, Boston,
MA 02210 T: (617) 530-5000,
www.pwc.com

This report is intended solely for the
information and use of the Board of
Managers of Constitution Capital
Access Fund, LLC and the Securities
and Exchange Commission and is
not intended to be and should not be
used by anyone other than these
specified parties.

/s/ PricewaterhouseCoopers LLP
Boston, MA
May 29, 2025






































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